LONG TERM LOAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowing costs [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the nine month ended September 30, 2024 are as follows:

	September 30, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Repayments	(35,245)	(43,350)
Interest expense, accrued	3,950	3,333
Translation difference	(3,926)	(8,847)
Balance, ending	49,886	85,107
Less:
Long term loan – current portion	49,886	46,680
Long term loan	$-	$38,427

The activities of the long term loan during the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Addition	-	-
Repayments	(45,350)	(46,561)
Interest expense, accrued	3,333	4,977
Translation difference	(8,847)	(15,096)
Balance, ending	85,107	135,971
Less:
Long term loan – current portion	46,680	47,740
Long term loan – non-current portion	$38,427	$88,231

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next two years and in the aggregate are:
Year ended	Amount
December 31, 2024	$12,097
December 31, 2025	37,789
$49,886
The undiscounted repayments for each of the next four years and in the aggregate are:
Year ended	Amount
December 31, 2024	$46,680
December 31, 2025	38,427

$85,107